Fair Value Of Financial And Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Location and Amounts of Gains and Losses on Derivative Instruments

The following table summarizes the location and amounts of gains and losses on derivative instruments, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended March 31, 2013 and 2012 ($ in thousands):

	Three Months Ended March 31, 2013			Three Months Ended March 31, 2012
	Realized Gains (Losses)	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Gains (Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$104	$104	$0	$535	$535
Mark-to-market fair value adjustments	0	(857)	(857)	0	(2,888)	(2,888)
Settlement of contracts(a)	(162)	0	(162)	(212)	0	(212)

Crude Oil Total	(162)	(753)	(915)	(212)	(2,353)	(2,565)

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(2,642)	(2,642)	0	(2,601)	(2,601)
Mark-to-market fair value adjustments	0	(8,690)	(8,690)	0	8,608	8,608
Settlement of contracts(a)	3,691	0	3,691	3,997	0	3,997

Natural Gas Total	3,691	(11,332)	(7,641)	3,997	6,007	10,004

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	1	(134)	(133)	0	0	0
Mark-to-market fair value adjustments	0	8	8	0	0	0
Settlement of contracts(a)	141	0	141	0	0	0

Natural Gas Liquids Total	142	(126)	16	0	0	0

Gain (Loss) on Derivatives, Net	$3,671	$(12,211)	$(8,540)	$3,785	$3,654	$7,439

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Asset or Liability Financial Commodity Derivative Instrument Positions

Our open asset/(liability) financial commodity derivative instrument positions at March 31, 2013 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	165,000 Bbls	$0	$79.45	$103.00	$0	$(178)
2013—Swap	360,000 Bbls	0	0	0	93.02	(1,322)
2013—Three Way Collar	45,000 Bbls	65.00	85.00	100.00	0	(66)
2014—Three Way Collar	360,000 Bbls	69.00	84.18	104.27	0	(42)
2014—Collar	60,000 Bbls	0	90.00	97.65	0	68
2014—Deferred Put Spread	168,000 Bbls	75.00	90.00	0	0	(201)

	1,158,000 Bbls					$(1,741)

Natural Gas
2013—Swap	6,190,000 Mcf	$0	$0	$0	$3.87	$(1,695)
2013—Three Way Collar	1,890,000 Mcf	3.35	4.17	4.88	0	328
2013—Collar	2,520,000 Mcf	0	4.77	5.68	0	1,823
2013—Put	1,980,000 Mcf	0	5.00	0	0	1,456
2013—Swaption	900,000 Mcf	0	0	0	4.50	(427)
2014—Call	1,800,000 Mcf	0	0	5.00	0	(370)
2014—Three Way Collar	6,000,000 Mcf	3.00	3.95	4.64	0	(278)
2014—Swap	4,740,000 Mcf	0	0	0	3.96	(1,225)
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(397)
2015—Three Way Collar	1,800,000 Mcf	3.37	4.15	4.59	0	(178)
2015—Swap	1,200,000 Mcf	0	0	0	4.18	(107)

	30,820,000 Mcf					(1,070)
Natural Gas Liquids
2013—Swap	243,000 Bbls	$0	$0	$0	$57.48	$431
2014—Swap	18,000 Bbls	0	0	0	47.46	(21)

	261,000 Bbls					$410

Combined Fair Value of Derivatives

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of March 31, 2013 and December 31, 2012 is summarized below ($ in thousands):

	March 31, 2013	December 31, 2012
Short-Term Derivative Assets:
Crude Oil—Collars	$16	$90
Crude Oil—Three Way Collars	9	0
Natural Gas Liquids—Swaps	572	535
Natural Gas—Swaps	406	2,416
Natural Gas—Swaption	0	354
Natural Gas—Three-Way Collars	460	1,021
Natural Gas—Collars	1,823	4,211
Natural Gas—Puts	1,456	3,378

Total Short-Term Derivative Assets	$4,742	$12,005

Long-Term Derivative Assets:
Crude Oil—Collars	$51	$0
Crude Oil—Three Way Collar	26	0
Natural Gas—Swaps	21	239
Natural Gas—Three Way Collar	52	465

Total Long-Term Derivative Assets	$150	$704

Total Derivative Assets	$4,892	$12,709

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(177)	$(307)
Crude Oil—Swaps	(1,322)	(217)
Crude Oil—Three-Way Collars	(85)	(45)
Crude Oil—Deferred Put Spread	(50)	0
Natural Gas Liquids—Swaps	(162)	0
Natural Gas—Three-Way Collars	(202)	(35)
Natural Gas—Collars	(98)	0
Natural Gas—Call	(92)	0
Natural Gas—Swaption	(427)	0
Natural Gas—Swaps	(2,457)	(785)

Total Short-Term Derivative Liabilities	$(5,072)	$(1,389)

Long-Term Derivative Liabilities:
Crude Oil—Three-Way Collars	$(58)	$(509)
Crude Oil—Deferred Put Spread	(151)	0
Natural Gas—Swaps	(997)	(434)
Natural Gas—Three-Way Collars	(438)	(35)
Natural Gas—Call	(278)	(366)
Natural Gas—Collars	(299)	(166)

Total Long-Term Derivative Liabilities	$(2,221)	$(1,510)

Total Derivative Liabilities	$(7,293)	$(2,899)

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value

During the three months ended March 31, 2013, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

		Fair Value Measurements at March 31, 2013 Using:
	Total Carrying Value as of March 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a)— commodity swaps and collars	$(2,401)	$0	$(2,401)	$0
Future Abandonment Costs	$(25,671)	$0	$0	$(25,671)

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

	March 31, 2013		December 31, 2012
$ in Thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$250,000	$265,000	$250,000	$249,063
Capital Leases and Other Obligations	3,012	2,892	2,677	2,524

Total	$253,012	$267,892	$252,677	$251,597